THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
COMMON STOCKS (96.2%)
BASIC INDUSTRIES (9.8%)
AGRICULTURE (1.6%)
Dekalb Genetics Corp., Class B...................   113,400   $  10,872,225
                                                              -------------
CHEMICALS (2.4%)
Albemarle Corp...................................   231,300       5,623,481
Bush Boake Allen, Inc.+..........................   107,300       3,165,350
General Chemical Group, Inc......................    76,700       1,955,850
Geon Co..........................................   110,100       2,380,912
Minerals Technologies, Inc.......................    37,100       1,963,981
OM Group, Inc....................................    25,550       1,060,325
Wellman, Inc.....................................    24,000         577,500
                                                              -------------
                                                                 16,727,399
                                                              -------------
FOREST PRODUCTS & PAPER (1.7%)
American Pad & Paper Co.+........................   523,200       3,466,200
Caraustar Industries, Inc........................   170,800       5,246,762
Universal Forest Products, Inc...................   158,800       2,714,487
                                                              -------------
                                                                 11,427,449
                                                              -------------
METALS & MINING (4.1%)
Commercial Metals Co.............................   358,400      10,998,400
Mueller Industries, Inc.+........................   348,600      10,806,600
Schnitzer Steel Industries, Inc., Class A........   124,600       3,231,812
Steel Technologies, Inc..........................   291,700       3,281,625
                                                              -------------
                                                                 28,318,437
                                                              -------------
  TOTAL BASIC INDUSTRIES.........................                67,345,510
                                                              -------------

CONSUMER GOODS & SERVICES (12.2%)
APPARELS & TEXTILES (0.8%)
Ashworth, Inc.+..................................   279,100       3,532,359
Genesco, Inc.+...................................   155,200       1,998,200
                                                              -------------
                                                                  5,530,559
                                                              -------------
AUTOMOTIVE (0.6%)
Amcast Industrial Corp...........................    92,400       1,992,375
CSK Auto Corp.+..................................    16,000         430,000
Sonic Automotive, Inc.+..........................    89,300       1,596,237
                                                              -------------
                                                                  4,018,612
                                                              -------------

BROADCASTING & PUBLISHING (1.1%)
Banta Corp.......................................   119,100       3,770,259
Digital Generation Systems, Inc.+................    29,400         115,762

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
BROADCASTING & PUBLISHING (CONTINUED)
Emmis Broadcasting Corp., Class A+...............    10,800   $     453,600
HA-LO Industries, Inc.+..........................    25,500         788,906
Journal Register Co.+............................    26,400         528,000
Ziff-Davis, Inc.+................................    93,700       1,581,187
                                                              -------------
                                                                  7,237,714
                                                              -------------

EDUCATION (0.3%)
Education Management Corp.+......................    61,100       2,136,591
                                                              -------------

ENTERTAINMENT, LEISURE & MEDIA (0.9%)
Cinar Films Inc., Class B+.......................    46,000         891,250
Imax Corp.+......................................   119,900       3,038,716
Steiner Leisure, Ltd.(i)+........................    64,800       1,923,750
                                                              -------------
                                                                  5,853,716
                                                              -------------

FOOD, BEVERAGES & TOBACCO (0.5%)
American Italian Pasta Co., Class A+.............    42,700       1,531,862
Beringer Wine Estates Holdings, Inc., Class B+...    41,200       1,751,000
                                                              -------------
                                                                  3,282,862
                                                              -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (1.5%)
Aaron Rents, Inc.................................   131,900       2,580,294
Bush Industries, Inc., Class A...................   250,200       6,724,125
Stanley Furniture Co., Inc.+.....................    58,200       1,182,187
                                                              -------------
                                                                 10,486,606
                                                              -------------

RESTAURANTS & HOTELS (1.7%)
Applebee's International, Inc....................    50,200       1,226,762
Candlewood Hotel Company, Inc.+..................   100,000         815,625
Extended Stay America, Inc.+.....................   105,500       1,160,500
Friendly Ice Cream Corp.+........................    84,700       2,128,087
Papa John's International, Inc.+.................   110,200       4,580,187
Showbiz Pizza Time, Inc.+........................    53,800       1,914,944
                                                              -------------
                                                                 11,826,105
                                                              -------------

RETAIL (4.8%)
Central Garden & Pet Co.+........................    87,900       2,598,544
Delia's, Inc.+...................................    84,000       1,968,750
Garden Ridge Corp.+..............................   292,500       5,100,469
Guitar Center, Inc.+.............................    63,400       1,674,156
Gymboree Corp.+..................................   130,600       2,048,787
Let's Talk Cellular & Wireless, Inc.+............    43,100         721,925
Lithia Motors, Inc., Class A+....................   110,400       1,552,500
Pacific Sunwear of California+...................    24,350       1,090,423

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
RETAIL (CONTINUED)
Party City Corp.+................................   123,550   $   3,652,447
ShopKo Stores, Inc.+.............................   108,800       3,794,400
Sunglass Hut International, Inc.+................   187,000       2,284,906
Urban Outfitters, Inc.+..........................   337,400       5,524,925
USA Floral Products, Inc.+.......................    28,600         545,187
                                                              -------------
                                                                 32,557,419
                                                              -------------
  TOTAL CONSUMER GOODS & SERVICES................                82,930,184
                                                              -------------

ENERGY (3.5%)
GAS EXPLORATION (1.5%)
Devon Energy Corp................................    85,400       3,133,112
Newfield Exploration Co.+........................   110,000       2,461,250
Patterson Energy, Inc.+..........................   289,800       3,251,194
St. Mary Land & Exploration Co...................    60,300       1,643,175
                                                              -------------
                                                                 10,488,731
                                                              -------------

OIL-PRODUCTION (0.7%)
Plains Resources, Inc.+..........................    83,000       1,587,375
Snyder Oil Corp..................................    51,200         992,000
Vintage Petroleum, Inc...........................   122,100       2,213,062
                                                              -------------
                                                                  4,792,437
                                                              -------------

OIL-SERVICES (1.3%)
Dril-Quip, Inc.+.................................    66,900       2,086,444
Input/Output, Inc.+..............................   144,200       3,172,400
National-Oilwell, Inc.+..........................   105,700       3,692,894
                                                              -------------
                                                                  8,951,738
                                                              -------------
  TOTAL ENERGY...................................                24,232,906
                                                              -------------

FINANCE (24.9%)
BANKING (9.7%)
Bank of Commerce.................................    55,200         993,600
Bank United Corp., Class A.......................   134,800       6,727,362
Banknorth Group, Inc.............................   157,000       5,671,625
Colonial BancGroup, Inc..........................   124,300       4,024,212
Commercial Federal Corp..........................    81,900       2,728,294
Community First Bankshares, Inc..................   108,300       2,649,966
First International Bancorp, Inc.................    39,000         604,500
FirstFed Financial Corp.+........................   101,600       4,984,750
Flagstar Bancorp, Inc............................   125,400       3,009,600
GBC Bancorp......................................   143,500       4,094,234
Hamilton Bancorp, Inc.+..........................    29,700         951,328
HUBCO, Inc.......................................   114,473       4,031,596
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
BANKING (CONTINUED)
Imperial Bancorp+................................    22,600   $     661,050
InterWest Bancorp, Inc...........................    47,200       2,138,750
Irwin Financial Corp.............................    58,000       1,564,187
National Commerce Bancorporation.................   188,500       8,347,016
North Fork Bancorporation, Inc...................   136,350       3,280,922
Prime Bancshares, Inc............................    54,500       1,447,656
Republic Banking Corp. of Florida................    72,300       1,369,181
Southwest Bancorporation of Texas, Inc.+.........    46,600       1,826,137
Sterling Bancshares, Inc.........................    38,300         652,297
Summit Bancshares, Inc...........................    26,900         591,800
Sun Bancorp, Inc.+...............................    14,227         394,799
Trustco Bank Corp................................   114,800       3,235,925
                                                              -------------
                                                                 65,980,787
                                                              -------------

FINANCIAL SERVICES (2.0%)
Amresco, Inc.....................................    74,000       2,497,500
First Alliance Corp.+............................    36,000         382,500
Hanover Capital Mortgage Holdings, Inc...........    38,000         693,500
Investors Financial Services Corp................    18,600         928,256
Litchfield Financial Corp........................   126,240       2,840,400
Ocwen Financial Corp.+...........................    33,700         821,437
Waddell & Reed Financial, Inc., Class A..........    46,400       1,073,000
WFS Financial, Inc.+.............................    43,500         373,828
Willis Lease Finance Corp.+......................   169,900       3,716,562
                                                              -------------
                                                                 13,326,983
                                                              -------------

INSURANCE (5.1%)
Annuity and Life Re (Holdings), Ltd.(i)+.........   148,700       3,387,572
Capital Re Corp..................................   277,350      20,662,575
RenaissanceRe Holdings, Ltd.(i)..................   235,000      10,986,250
                                                              -------------
                                                                 35,036,397
                                                              -------------

REAL ESTATE INVESTMENT TRUSTS (8.1%)
American General Hospitality Corp................   136,900       3,251,375
Arden Realty Group, Inc..........................   212,500       5,830,469
Brandywine Realty Trust..........................    62,000       1,437,625
Burnham Pacific Properties, Inc..................   161,800       2,275,312
Camden Property Trust............................   109,614       3,350,078
CBL & Associates Properties, Inc.................    97,100       2,385,019
Correctional Properties Trust+...................    19,300         404,094
Cousins Properties, Inc..........................   113,400       3,465,787
Developers Diversified Realty Corp...............    36,600       1,434,262

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
ElderTrust.......................................    47,800   $     752,850
Entertainment Properties Trust...................    82,400       1,601,650
Impac Commercial Holdings, Inc...................    37,300         582,812
Innkeepers USA Trust.............................     2,100          29,269
LaSalle Hotel Properties+........................    58,000         982,375
Manufactured Home Communities, Inc...............   108,200       2,698,237
Merry Land & Investment Company, Inc.............    58,900       1,306,844
Mills Corp.......................................   203,400       5,021,437
National Golf Properties, Inc....................    72,800       2,188,550
Post Properties, Inc.............................   174,047       7,157,683
Summit Properties, Inc...........................     1,100          21,931
Sunstone Hotel Investors, Inc....................   122,300       1,758,062
Tower Realty Trust, Inc..........................    66,700       1,529,931
Urban Shopping Centers, Inc......................    53,900       1,778,700
Weeks Corp.......................................   132,900       4,244,494
                                                              -------------
                                                                 55,488,846
                                                              -------------
  TOTAL FINANCE..................................               169,833,013
                                                              -------------

HEALTHCARE (11.2%)
BIOTECHNOLOGY (3.1%)
Affymetrix, Inc.+................................    24,700         664,584
Applied Analytical Industries, Inc.+.............   143,000       1,474,687
ArQule, Inc.+....................................    42,100         602,556
Genome Therapeutics Corp.+.......................   108,400         707,987
Human Genome Sciences, Inc.+.....................   153,100       5,516,384
IDEC Pharmaceuticals Corp.+......................    70,300       2,210,056
Incyte Pharmaceuticals, Inc.+....................    73,000       2,680,469
Millennium Pharmaceuticals, Inc.+................    67,300       1,190,369
Novoste Corp.+...................................    71,500       1,796,437
SangStat Medical Corp.+..........................   155,700       4,077,394
                                                              -------------
                                                                 20,920,923
                                                              -------------

HEALTH SERVICES (3.8%)
Alternative Living Services, Inc.+...............    67,900       1,841,788
Boron, LePore & Associates, Inc.+................    21,100         619,813
Lifeline Systems, Inc.+..........................    98,900       1,842,013
Mariner Health Group, Inc.+......................   441,000       6,587,438
Monarch Dental Corp.+............................    56,100         985,256
Pediatrix Medical Group, Inc.+...................    56,800       2,055,450
ProMedCo Management Co.+.........................   125,400       1,402,913
Renal Care Group, Inc.+..........................    63,200       2,285,075
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
HEALTH SERVICES (CONTINUED)
Sierra Health Services, Inc.+....................   204,800   $   7,603,200
Sunrise Assisted Living, Inc.+...................    39,000       1,176,094
                                                              -------------
                                                                 26,399,040
                                                              -------------

MEDICAL SUPPLIES (3.5%)
Aurora Biosciences Corp.+........................    62,500         476,563
CONMED Corp.+....................................    53,800       1,144,931
Endocardial Solutions, Inc.+.....................    66,000         779,625
Focal, Inc.+.....................................    60,000         746,250
Kensey Nash Corp.+...............................   213,100       3,968,988
Physio-Control International Corp.+..............    63,200       1,333,125
ResMed, Inc.+....................................    40,000       1,430,000
Sola International, Inc.+........................   108,200       4,280,663
Symphonix Devices, Inc.+.........................    32,600         342,300
Ventana Medical Systems, Inc.+...................   328,200       8,512,688
Vital Signs, Inc.................................    30,100         531,453
                                                              -------------
                                                                 23,546,586
                                                              -------------

PHARMACEUTICALS (0.8%)
Kos Pharmaceuticals, Inc.+.......................   144,400       1,665,113
Ligand Pharmaceuticals, Class B+.................   214,400       2,994,900
U.S. Bioscience, Inc.+...........................    67,600         633,750
                                                              -------------
                                                                  5,293,763
                                                              -------------
  TOTAL HEALTHCARE...............................                76,160,312
                                                              -------------

INDUSTRIAL PRODUCTS & SERVICES (12.2%)
BUILDING MATERIALS (1.1%)
American Residential Services, Inc.+.............   171,200       1,979,500
Comfort Systems USA, Inc.+.......................    75,600       1,663,200
Service Experts, Inc.+...........................   116,800       3,664,600
                                                              -------------
                                                                  7,307,300
                                                              -------------

CAPITAL GOODS (4.7%)
ABC Rail Products Corp.+.........................    69,200       1,297,500
Applied Power, Inc., Class A.....................   107,800       3,692,150
Collins & Aikman Corp.+..........................   101,700         711,900
IDEX Corp........................................   147,300       5,450,100
MagneTek, Inc.+..................................   386,100       6,539,569
Modine Manufacturing Co..........................   101,300       3,469,525
Shaw Group, Inc.+................................   116,300       2,849,350
Wabash National Corp.............................   306,900       7,960,219
                                                              -------------
                                                                 31,970,313
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
COMMERCIAL SERVICES (0.9%)
Equity Corp. International+......................    66,900   $   1,588,875
Hospitality Worldwide Services+..................    22,600         192,100
Pinkertons, Inc.+................................    98,050       2,046,794
Wackenhut Corrections Corp.+.....................    53,900       1,307,075
Youth Services International, Inc.+..............    92,400         667,012
                                                              -------------
                                                                  5,801,856
                                                              -------------

CONSTRUCTION & HOUSING (1.7%)
D.R. Horton, Inc.................................   595,600      10,720,800
NCI Building Systems, Inc.+......................    21,400       1,132,194
                                                              -------------
                                                                 11,852,994
                                                              -------------

DIVERSIFIED MANUFACTURING (1.5%)
Intermet Corp....................................   529,200      10,120,950
                                                              -------------

ELECTRICAL EQUIPMENT (0.5%)
Anixter International, Inc.+.....................   164,900       3,318,613
                                                              -------------
MACHINERY (0.2%)
Sauer, Inc.......................................    94,500       1,523,813
                                                              -------------

MANUFACTURING (0.1%)
Rock of Ages Corp.+..............................    44,200         704,438
                                                              -------------

PACKAGING & CONTAINERS (0.4%)
Gaylord Container Corp., Class A+................   193,800       1,623,075
Ivex Packaging Corp.+............................    50,600       1,173,288
                                                              -------------
                                                                  2,796,363
                                                              -------------

POLLUTION CONTROL (1.1%)
American Disposal Services, Inc.+................    71,700       2,807,503
Sevenson Environmental Services, Inc.............    68,100         606,516
Tetra Technologies, Inc.+........................   176,900       3,858,631
                                                              -------------
                                                                  7,272,650
                                                              -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                82,669,290
                                                              -------------

TECHNOLOGY (12.5%)
AEROSPACE (1.0%)
L-3 Communications Holdings, Inc.+...............    11,700         327,600
Orbital Sciences Corp.+..........................   160,200       6,558,188
                                                              -------------
                                                                  6,885,788
                                                              -------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------

COMPUTER PERIPHERALS (1.3%)
Bolder Technologies Corp.+.......................    63,500   $     738,188
HMT Technology Corp.+............................   256,700       2,992,159
Hutchinson Technology, Inc.+.....................    31,600         791,975
Pinnacle Systems, Inc.+..........................    94,200       3,167,475
Proxim, Inc.+....................................   107,600       1,418,975
                                                              -------------
                                                                  9,108,772
                                                              -------------

COMPUTER SOFTWARE (3.0%)
Aspect Development, Inc.+........................    47,300       2,688,709
Aspen Technologies, Inc.+........................    80,400       3,580,313
Edify Corp.+.....................................   223,400       2,359,663
Evolving Systems, Inc.+..........................     6,100         114,375
Integrated Systems, Inc.+........................    84,000       1,551,375
Macromedia, Inc..................................   155,400       2,462,119
MAPICS, Inc.+....................................   174,100       3,057,631
Omtool, Ltd.+....................................    34,700         277,600
Remedy Corp.+....................................    94,600       1,528,381
Transaction Systems Architects, Inc., Class A+...    76,800       3,096,000
                                                              -------------
                                                                 20,716,166
                                                              -------------

COMPUTER SYSTEMS (0.9%)
Avid Technology, Inc.+...........................    77,100       3,124,959
PC Connection, Inc.+.............................    10,600         153,038
Quickturn Design System, Inc.+...................   176,300       1,347,042
Radiant Systems, Inc.+...........................    97,200       1,597,725
                                                              -------------
                                                                  6,222,764
                                                              -------------

ELECTRICAL EQUIPMENT (0.1%)
Advanced Lighting Technologies, Inc.+............    37,100         920,544
                                                              -------------

INFORMATION PROCESSING (2.7%)
CNET, Inc.+......................................    61,400       2,225,750
Computer Horizons Corp.+.........................    20,950         699,861
Condor Technology Solutions, Inc.+...............   162,000       2,273,063
CSG Systems International, Inc.+.................    30,500       1,302,922
International Network Services+..................    93,400       2,927,506
Metro Information Services, Inc.+................    86,900       2,813,388
ONSALE, Inc.+....................................    54,800       1,395,688
Pegasus Systems, Inc.+...........................    61,100       1,573,325
Sapient Corp.+...................................    68,700       3,048,563
                                                              -------------
                                                                 18,260,066
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
SEMICONDUCTORS (1.7%)
8 x 8, Inc.+.....................................   127,500   $     784,922
Alliance Semiconductor Corp.+....................   120,600         587,925
American Xtal Technology, Inc.+..................    18,500         205,813
ARM Holdings plc (Spons. ADR)+(i)................     6,600         235,950
ATMI, Inc.+......................................   105,400       1,910,375
Exar Corp.+......................................    51,700       1,197,178
Genesis Microchip, Inc.+.........................     8,000          97,500
Integrated Device Technology, Inc.+..............   227,200       2,126,450
Integrated Silicon Solution, Inc.+...............   111,000         770,063
SDL, Inc.+.......................................   111,400       2,478,650
SIPEX Corp.+.....................................    47,700       1,034,494
                                                              -------------
                                                                 11,429,320
                                                              -------------
TELECOMMUNICATIONS-EQUIPMENT (1.8%)
ANTEC Corp.+.....................................    98,000       1,877,313
Davox Corp.+.....................................    53,100         979,031
Excel Switching Corp.+...........................   129,300       2,545,594
Glenayre Technologies, Inc.+.....................   221,600       3,400,175
Natural Microsystems Corp.+......................    81,900       1,753,172
P-COM, Inc.+.....................................    93,400       1,403,919
Verio, Inc.+.....................................    14,600         333,519
                                                              -------------
                                                                 12,292,723
                                                              -------------
  TOTAL TECHNOLOGY...............................                85,836,143
                                                              -------------

TELECOMMUNICATIONS (2.0%)
TELECOMMUNICATION SERVICES (2.0%)
Concentric Network Corp.+........................   179,900       3,991,531
Exodus Communications, Inc.+.....................     6,000         204,938
IDT Corp.+.......................................    34,200         893,475
MetroNet Communications Corp., Class B+..........    95,800       2,694,375
Mobile Telecommunication Technologies Corp.+.....   127,200       2,885,850
Premiere Technologies, Inc.+.....................   111,900       2,678,606
                                                              -------------
                                                                 13,348,775
                                                              -------------
  TOTAL TELECOMMUNICATIONS.......................                13,348,775
                                                              -------------
TRANSPORTATION (1.8%)
AIRLINES (0.2%)
ASA Holdings, Inc................................    37,200       1,461,263
                                                              -------------

RAILROADS (0.3%)
Genesee & Wyoming Inc., Class A+.................    83,500       1,889,188
                                                              -------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------

TRUCK & FREIGHT CARRIERS (1.3%)
Allied Holdings, Inc.+...........................   127,400   $   2,293,200
American Freightways Corp.+......................   140,400       1,623,375
Jevic Transportation, Inc.+......................    20,800         262,600
Werner Enterprises, Inc..........................   252,125       4,821,891
                                                              -------------
                                                                  9,001,066
                                                              -------------
  TOTAL TRANSPORTATION...........................                12,351,517
                                                              -------------

UTILITIES (6.1%)
ELECTRIC (2.1%)
Central Hudson Gas & Electric Corp...............   189,900       8,296,256
Cleco Corporation................................   158,900       4,757,069
Otter Tail Power Co..............................    31,600       1,009,225
                                                              -------------
                                                                 14,062,550
                                                              -------------

NATURAL GAS (2.2%)
Atmos Energy Corp................................   167,000       5,135,250
Indiana Energy, Inc..............................    66,700       2,059,363
Public Service Company of North Carolina, Inc....    21,800         463,250
Wicor, Inc.......................................   162,700       7,443,525
                                                              -------------
                                                                 15,101,388
                                                              -------------

TELEPHONE (1.0%)
ICG Communications, Inc.+........................    26,100         791,156
Intermedia Communications, Inc.+.................    33,000       2,444,063
ITC DeltaCom, Inc.+..............................    15,200         546,250
NEXTLINK Communications, Inc., Class A+..........    21,900         683,006
Omnipoint Corp.+.................................   110,600       2,274,213
                                                              -------------
                                                                  6,738,688
                                                              -------------

WATER (0.8%)
E'Town Corp......................................    74,100       2,556,450
SJW Corp.........................................    19,600       1,269,100
Southern California Water Co.....................    61,600       1,343,650
                                                              -------------
                                                                  5,169,200
                                                              -------------
  TOTAL UTILITIES................................                41,071,826
                                                              -------------
  TOTAL COMMON STOCKS (COST $577,906,411)........               655,779,476
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (3.7%)
REPURCHASE AGREEMENT (3.7%)
Goldman Sachs, Repurchase Agreement 5.50% dated
  05/29/98 due 06/01/98, proceeds $25,570,714
  (collateralized by $24,795,000 various notes,
  5.55% - 9.20% due 06/11/98 - 7/12/21, valued at
  $26,070,804)
  (cost $25,559,000).............................  $ 25,559,000   $  25,559,000
                                                                  -------------
TOTAL INVESTMENTS
  (COST $603,465,411) (99.9%)..................................     681,338,476
OTHER ASSETS IN EXCESS OF
  LIABILITIES (0.1%)...........................................         426,002
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 681,764,478
                                                                  -------------
                                                                  -------------

------------------------------
Note: For Federal Income Tax purposes, the cost of securities at May 31, 1998, was $604,485,853, the aggregate gross unrealized appreciation and depreciation was $108,884,971 and $32,032,348, respectively, resulting in net unrealized appreciation of $76,852,623.

+ Non-income producing security.

(i) Foreign security.

Spon. ADR - Sponsored American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $603,465,411)           $681,338,476
Cash                                                        610
Receivable for Investments Sold                       3,663,969
Dividends Receivable                                    362,050
Interest Receivable                                      11,714
Prepaid Trustees' Fees                                    3,500
Prepaid Expenses and Other Assets                           453
                                                   ------------
    Total Assets                                    685,380,772
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     3,199,064
Advisory Fee Payable                                    360,375
Custody Fee Payable                                      25,500
Administrative Services Fee Payable                      17,427
Administration Fee Payable                                  941
Fund Services Fee Payable                                   656
Accrued Expenses                                         12,331
                                                   ------------
    Total Liabilities                                 3,616,294
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $681,764,478
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                 $ 11,726,555
Interest Income                                                    2,287,683
                                                                ------------
    Investment Income                                             14,014,238
EXPENSES
Advisory Fee                                       $6,161,868
Custodian Fees and Expenses                           369,671
Administrative Services Fee                           309,695
Professional Fees and Expenses                         72,695
Fund Services Fee                                      36,011
Administration Fee                                     22,248
Trustees' Fees and Expenses                            16,540
Printing Expenses                                      11,988
Insurance Expense                                       6,004
                                                   ----------
    Total Expenses                                                 7,006,720
                                                                ------------
NET INVESTMENT INCOME                                              7,007,518
NET REALIZED GAIN ON INVESTMENTS                                 248,748,288
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                    (57,304,380)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $198,451,426
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                    MAY 31, 1998     MAY 31, 1997
                                                   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    7,007,518   $    8,348,905
Net Realized Gain on Investments                      248,748,288       87,877,628
Net Change in Unrealized Appreciation of
  Investments                                         (57,304,380)      (2,676,687)
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                      198,451,426       93,549,846
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         244,010,077      386,255,018
Withdrawals                                          (830,979,636)    (269,567,535)
                                                   --------------   --------------
    Net Increase (Decrease) from Investors'
      Transactions                                   (586,969,559)     116,687,483
                                                   --------------   --------------
    Total Increase (Decrease) in Net Assets          (388,518,133)     210,237,329
NET ASSETS
Beginning of Fiscal Year                            1,070,282,611      860,045,282
                                                   --------------   --------------
End of Fiscal Year                                 $  681,764,478   $1,070,282,611
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                 FOR THE PERIOD
                                                                                                 JULY 19, 1993
                                                                                                (COMMENCEMENT OF
                                                       FOR THE FISCAL YEAR ENDED MAY 31,          OPERATIONS)
                                                   -----------------------------------------        THROUGH
                                                     1998       1997       1996       1995        MAY 31, 1994
                                                   --------   --------   --------   --------   ------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                             0.68%      0.68%      0.67%      0.71%        0.72%(a)
  Net Investment Income                                0.68%      0.92%      1.33%      1.21%        0.99%(a)
Portfolio Turnover                                       96%        98%        93%        75%          97%+

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The portfolio's investment objective is to provide a high total return from a portfolio of small company stocks. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. For the fiscal year ended May 31, 1998, such fees amounted to $6,161,868.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended May 31, 1998, the fee for these services amounted to $22,248.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended May 31, 1998, the fee for these services amounted to $309,695.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $36,011 for the fiscal year ended May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the portfolio, the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $7,600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 1998 were as follows:

             COST OF         PROCEEDS
            PURCHASES       FROM SALES
          -------------   --------------
          $ 924,737,757   $1,066,449,241

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

5. OTHER MATTERS

On January 25, 1998, the portfolio received a withdrawal request in the amount of $436,180,054 as discussed in Note 5 of the fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal, which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund, resulted in a net realized loss on transfer of securities in the amount of $85,104,130, which is included in the Net Realized Gain on Investments in the Statement of Operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Small Company Portfolio (the "Portfolio") at May 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period July 19, 1993 (commencement of operations) through May 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 17, 1998

32